Redeemable convertible preferred shares	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Redeemable convertible preferred shares

15. Redeemable convertible preferred shares

On September 13, 2012, the Company issued 2,850,000 shares of Series A convertible redeemable preferred shares (the “Series A Shares”) for US$1.60 per share for cash of US$4,560. On February 13, 2014, the Company issued 2,142,857 shares of Series B convertible redeemable preferred shares (the “Series B Shares”) for US$7.00 per share for cash of US$15,000. On February 9, 2015, the Company issued 2,345,547 shares of Series C convertible redeemable preferred shares (the “Series C Shares”) for US$19.90 per share for cash of US$46,667. The Series A, Series B and Series C shares are collectively referred to as the Preferred Shares.

On October 20, 2017, the Company effected a share split. Each of ordinary share and preferred share of the Company was subdivided into 100 shares at a par value of US$0.00001, such that Series A Shares, Series B Shares and Series C Shares were divided into 285,000,000 Series A Shares, 214,285,700 Series B Shares and 234,554,700 Series C Shares, respectively.

All of the preferred shares were converted to Class B ordinary shares immediately upon the completion of the Company’s initial public offering on November 10, 2017. Prior to their conversion, the preferred shares were entitled to certain preference with respect to conversion, redemption, dividends and liquidation.

The Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control.

The Company recognized accretion to the respective redemption value of the Preferred Shares over the period starting from issuance date to the earliest redemption date. The Company recognized accretion of the Preferred Shares amounted to RMB562,022, RMB3,073,471 and RMB nil for the years ended December 31, 2016, 2017 and 2018 respectively.